UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Luxor Capital Group, LP
Address:          767 Fifth Avenue
                  19th Floor
                  New York, New York 10153


Form 13F File Number: 028-11212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Norris Nissim
Title:            General Counsel
Phone:            (212) 763-8000

Signature, Place, and Date of Signing:

/s/ Norris Nissim              New York, New York           February 17, 2009
-----------------              ----------------------       ------------------
   [Signature]                     [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     63

Form 13F Information Table Value Total:     $256,465 (thousands)


List of Other Included Managers:

         No.    Form 13F File No.       Name
        ---     ----------------        ----
         1.     028-10402               Balyasny Asset Management L.P.


                                                       LUXOR CAPITAL GROUP, LP
                                         FORM 13F INFORMATION TABLE FOR QUARTER ENDED 12/31/08

COLUMN 1                      COLUMN 2         COLUMN 3     COLUMN 4          COLUMN 5      COLUMN 6     COLUMN 7   COLUMN 8
--------                     ----------        --------    ----------        ----------     ----------  ---------- ---------

                                                             VALUE    SHRS OR SH/ CALL/ INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP       (X$1000)   PRN AMT PRN PUT   DISCRETION  MANAGERS SOLE  SHARED   NONE
--------------               -------------     ----------- --------   ------- --- ----- ----------  -------- ----- ------  -----
ABITIBIBOWATER INC           COM               003687950        1        1,500 SH  PUT  SHARED-OTHER  1             -     1,500 0
ABITIBIBOWATER INC           COM               003687950       29       61,500 SH  PUT  SOLE                   61,500         - 0
AMERICAN EAGLE OUTFITTERS NE COM               02553E106      174       18,583 SH  -    SHARED-OTHER  1             -    18,583 0
AMERICAN EAGLE OUTFITTERS NE COM               02553E106    7,510      802,331 SH  -    SOLE                  802,331         - 0
CAPITALSOURCE INC            DBCV 1.250% 3/1   14055XAB8    2,670    3,000,000 PRN -    SOLE                3,000,000         - 0
CAPITALSOURCE INC            DBCV 4.000% 7/1   14055XAE2      637    1,061,000 PRN -    SHARED-OTHER  1             - 1,061,000 0
CAPITALSOURCE INC            DBCV 4.000% 7/1   14055XAE2   21,263   35,439,000 PRN -    SOLE               35,439,000         - 0
CAPITALSOURCE INC            DBCV 1.625% 3/1   14055XAF9      562      598,000 PRN -    SHARED-OTHER  1             -   598,000 0
CAPITALSOURCE INC            DBCV 1.625% 3/1   14055XAF9   18,708   19,902,000 PRN -    SOLE               19,902,000         - 0
CARDERO RES CORP             COM               14140U105      274      240,502 SH  -    SHARED-OTHER  1             -   240,502 0
CARDERO RES CORP             COM               14140U105    8,537    7,488,478 SH  -    SOLE                7,488,478         - 0
CORUS BANKSHARES INC         COM               220873953        2        1,400 SH  PUT  SHARED-OTHER  1             -     1,400 0
CORUS BANKSHARES INC         COM               220873953       35       31,500 SH  PUT  SOLE                   31,500         - 0
EBIX INC                     COM NEW           278715206      631       26,421 SH  -    SHARED-OTHER  1             -    26,421 0
EBIX INC                     COM NEW           278715206   29,200    1,221,738 SH  -    SOLE                1,221,738         - 0
ENDEAVOR INTL CORP INC       NOTE 6.000% 1/1   29257MAB6        4        6,000 PRN -    SHARED-OTHER  1             -     6,000 0
ENDEAVOR INTL CORP INC       NOTE 6.000% 1/1   29257MAB6    4,978    8,325,000 PRN -    SOLE                8,325,000         - 0
FIRSTFED FINL CORP           COM               337907109       23       13,184 SH  -    SHARED-OTHER  1             -    13,184 0
FIRSTFED FINL CORP           COM               337907109      688      393,172 SH  -    SOLE                  393,172         - 0
FLEXTRONICS INTL LTD         NOTE 1.000% 8/0   33938EAL1        5        6,000 PRN -    SHARED-OTHER  1             -     6,000 0
FLEXTRONICS INTL LTD         NOTE 1.000% 8/0   33938EAL1      159      189,000 PRN -    SOLE                  189,000         - 0
GENERAL CABLE CORP DEL NEW   NOTE 0.875%11/1   369300AD0       74      130,000 PRN -    SHARED-OTHER  1             -   130,000 0
GENERAL CABLE CORP DEL NEW   NOTE 0.875%11/1   369300AD0    2,498    4,370,000 PRN -    SOLE                4,370,000         - 0
GOLAR LNG LTD BERMUDA        SHS               G9456A100      591       87,407 SH  -    SOLE                   87,407         - 0
GULFPORT ENERGY CORP         COM NEW           402635304      245       62,047 SH  -    SHARED-OTHER  1             -    62,047 0
GULFPORT ENERGY CORP         COM NEW           402635304   12,183    3,084,415 SH  -    SOLE                3,084,415         - 0
ICONIX BRAND GROUP INC       NOTE 1.875% 6/3   451055AB3      187      359,000 PRN -    SHARED-OTHER  1             -   359,000 0
ICONIX BRAND GROUP INC       NOTE 1.875% 6/3   451055AB3    7,892   15,141,000 PRN -    SOLE               15,141,000         - 0
LAMAR ADVERTISING CO         NOTE 2.875%12/3   512815AH4      211      277,000 PRN -    SHARED-OTHER  1             -   277,000 0
LAMAR ADVERTISING CO         NOTE 2.875%12/3   512815AH4    8,924   11,723,000 PRN -    SOLE               11,723,000         - 0
LEE ENTERPRISES INC          COM               523768959        1        1,900 SH  PUT  SHARED-OTHER  1             -     1,900 0
LEE ENTERPRISES INC          COM               523768959       27       65,100 SH  PUT  SOLE                   65,100         - 0
MCCLATCHY CO                 CL A              579489955       14       16,900 SH  PUT  SHARED-OTHER  1             -    16,900 0
MCCLATCHY CO                 CL A              579489955      552      689,600 SH  PUT  SOLE                  689,600         - 0
MEDIA GEN INC                COM               584404957        3        1,700 SH  PUT  SHARED-OTHER  1             -     1,700 0
MEDIA GEN INC                COM               584404957      102       58,300 SH  PUT  SOLE                   58,300         - 0
NCI BUILDING SYS INC         NOTE 2.125%11/1   628852AG0      160      212,000 PRN -    SHARED-OTHER  1             -   212,000 0
NCI BUILDING SYS INC         NOTE 2.125%11/1   628852AG0    6,761    8,971,000 PRN -    SOLE                8,971,000         - 0
NII HLDGS INC                NOTE 3.125% 6/1   62913FAJ1      193      327,000 PRN -    SHARED-OTHER  1             -   327,000 0
NII HLDGS INC                NOTE 3.125% 6/1   62913FAJ1    7,895   13,382,000 PRN -    SOLE               13,382,000         - 0
RTI INTL METALS INC          COM               74973W107      680       47,511 SH  -    SHARED-OTHER  1             -    47,511 0
RTI INTL METALS INC          COM               74973W107   28,565    1,996,174 SH  -    SOLE                1,996,174         - 0
SUNTECH PWR HLDGS CO LTD     ADR               86800C954      205       17,500 SH  PUT  SHARED-OTHER  1             -    17,500 0
SUNTECH PWR HLDGS CO LTD     ADR               86800C954    8,512      727,500 SH  PUT  SOLE                  727,500         - 0
SUNTECH PWR HLDGS CO LTD     NOTE 0.250% 2/1   86800CAC8      381      504,000 PRN -    SHARED-OTHER  1             -   504,000 0
SUNTECH PWR HLDGS CO LTD     NOTE 0.250% 2/1   86800CAC8   14,741   19,496,000 PRN -    SOLE               19,496,000         - 0
TEEKAY CORPORATION           COM               Y8564W903      104        5,300 SH  CALL SHARED-OTHER  1             -     5,300 0
TEEKAY CORPORATION           COM               Y8564W903    1,326       67,500 SH  CALL SOLE                   67,500         - 0
TEEKAY LNG PARTNERS L P      PRTNRSP UNITS     Y8564M105       61        4,053 SH  -    SOLE                    4,053         - 0
TEEKAY OFFSHORE PARTNERS L P PARTNERSHIP UN    Y8565J101      388       35,634 SH  -    SHARED-OTHER  1             -    35,634 0
TEEKAY OFFSHORE PARTNERS L P PARTNERSHIP UN    Y8565J101   13,667    1,253,845 SH  -    SOLE                1,253,845         - 0
TITAN INTL INC ILL           COM               88830M102       18        2,238 SH  -    SHARED-OTHER  1             -     2,238 0
TITAN INTL INC ILL           COM               88830M102      622       75,336 SH  -    SOLE                   75,336         - 0
TYCO INTL LTD BERMUDA        SHS               G9143X908      607       28,100 SH  CALL SHARED-OTHER  1             -    28,100 0
TYCO INTL LTD BERMUDA        SHS               G9143X908    8,988      416,100 SH  CALL SOLE                  416,100         - 0
VORNADO RLTY TR              DBCV 2.850% 4/0   929042AC3       35       47,000 PRN -    SHARED-OTHER  1             -    47,000 0
VORNADO RLTY TR              DBCV 2.850% 4/0   929042AC3    2,965    3,953,000 PRN -    SOLE                3,953,000         - 0
WEBMD CORP                   NOTE 1.750% 6/1   94769MAE5      338      381,000 PRN -    SHARED-OTHER  1             -   381,000 0
WEBMD CORP                   NOTE 1.750% 6/1   94769MAE5   14,319   16,119,000 PRN -    SOLE               16,119,000         - 0
WEINGARTEN RLTY INVS         NOTE 3.950% 8/0   948741AF0      318      435,000 PRN -    SHARED-OTHER  1             -   435,000 0
WEINGARTEN RLTY INVS         NOTE 3.950% 8/0   948741AF0   13,443   18,365,000 PRN -    SOLE               18,365,000         - 0
WESCO INTL INC               DBCV 2.625%10/1   95082PAE5       36       46,000 PRN -    SHARED-OTHER  1             -    46,000 0
WESCO INTL INC               DBCV 2.625%10/1   95082PAE5    1,544    1,954,000 PRN -    SOLE                1,954,000         - 0
